Principles of Consolidation	12 Months Ended
Dec. 31, 2025
Principles of Consolidation [Abstract]
PRINCIPLES OF CONSOLIDATION

NOTE 4 - PRINCIPLES OF CONSOLIDATION

The Company’s consolidated financial statements reflect the accounts of the Company and its ownership interests in the following subsidiaries:

(1)	Continental Development Limited (“Continental”), a wholly-owned subsidiary of the Company, incorporated under the laws of Hong Kong;

(2)	Zhejiang Kandi Technologies, a wholly-owned subsidiary of Continental, incorporated under the laws of the PRC;

(3)	Jinhua Kandi YunGongMao Co., Ltd, a wholly owned subsidiary of Zhejiang Kandi Technologies, incorporated under the laws of the PRC;

(4)	Kandi Electric Vehicles (Hainan) Co., Ltd. (“Kandi Hainan”), a subsidiary 55% owned by Kandi New Energy and 45% owned by Zhejiang Kandi Technologies, incorporated under the laws of the PRC;

(5)	Zhejiang Kandi Smart Battery Swap Technology Co., Ltd (“Kandi Smart Battery Swap”), a wholly-owned subsidiary of Zhejiang Kandi Technologies, incorporated under the laws of the PRC;

(6)	Yongkang Scrou Electric Co, Ltd. (“Yongkang Scrou”), a wholly-owned subsidiary of Kandi Smart Battery Swap, incorporated under the laws of the PRC;

(7)	SC Autosports (d/b/a Kandi America), a wholly-owned subsidiary of the Company, formed under the laws of the State of Texas, USA;

(8)	China Battery Exchange (Zhejiang) Technology Co., Ltd. (“China Battery Exchange”), a wholly-owned subsidiary of Zhejiang Kandi Technologies, and its subsidiaries, incorporated under the laws of the PRC;

(9)	Kandi America Investment, LLC (“Kandi Investment”), a wholly-owned subsidiary of SC Autosports formed under the laws of the State of Texas, USA;

(10)	Jiangxi Province Huiyi New Energy Co., Ltd. (“Jiangxi Huiyi”) and its subsidiaries, a wholly-owned subsidiary of Zhejiang Kandi Technologies, incorporated under the laws of the PRC; and
(11)	Hainan Kandi Holding New Energy Technology Co., Ltd. (“Hainan Kandi Holding”), a subsidiary of Kandi Hainan, incorporated under the laws of the PRC; Kandi Hainan owns 66.7% and a non-affiliate, Jiangsu Xingchi owns 33.3% of Hainan Kandi Holding. Consequently, effective February 15, 2022, non-controlling interests of an aggregate of 33.3% of the equity interests of Hainan Kandi Holding held by an entity are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company are presented on the consolidated statement of operations as an allocation of the total income or loss for the period between non-controlling interest holders and the shareholders of the Company. In September 2025, Jiangsu Xingchi’s ownership in Hainan Kandi Holding has been transferred to Kandi Hainan, and Hainan Kandi Holding is now a wholly owned subsidiary of Kandi Hainan.

(12)	Northern Group, Inc. (“NGI”), a wholly-owned subsidiary of SC Autosports formed under the laws of the State of Wisconsin, USA that was deconsolidated from the Company on October 31, 2024; and

(13)	Kandi Technologies Canada Inc. (“Kandi Canada”), a wholly-owned subsidiary of SC Autosports formed under the laws of Canada.

(14)	Kandi Electric Innovation, Inc. (“Kandi Innovation”), a wholly-owned subsidiary of the Company, incorporated under the laws of the state of Nevada.

(15)	LiaoWangTa, a subsidiary partially-owned by Zhejiang Kandi Technologies, incorporated under the laws of the PRC.

(16)	Kandi Ruiyan, a wholly-owned subsidiary of Zhejiang Kandi Technologies, incorporated under the laws of the PRC.